Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
GOODWILL.
Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units

Company	Cash Generating Unit	Opening Balance 01-01-2024	Foreign Currency Translation	Closing Balance 12-31-2024	Foreign Currency Translation	Closing Balance 12-31-2025
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Enel Colina S.A.	Enel Colina S.A.	2,554	(306)	2,248	237	2,485
Enel Distribución Chile S.A.	Enel Distribución Chile	103,136	(12,352)	90,784	9,554	100,338
Enel Generación Chile S.A.	Generación Chile	862,645	(103,314)	759,331	—	759,331
Enel Green Power Chile S.A.	Enel Green Power Chile	29,030	—	29,030	—	29,030
Geotérmica del Norte	Enel Green Power Chile	109	—	109	—	109
Parque Eólico Talinay Oriente	Enel Green Power Chile	10,900	—	10,900	—	10,900
Total		1,008,374	(115,972)	892,402	9,791	902,193